Earnings Per Share - Diluted Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of earnings per share [Abstract]
Profit for the year, attributable to equity holders of the company	£ 46,747	£ 35,951
Weighted average number of shares outstanding (in shares)	56,962,777	55,911,086
Diluted by: options in issue and contingently issuable shares (in shares)	960,782	1,968,943
Weighted average number of shares outstanding (diluted) (in shares)	57,923,559	57,880,029
Earnings per share - diluted (in gbp per share)	£ 0.81	£ 0.62